Aristotle Small Cap Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Communication Services - 2.3%
TKO Group Holdings, Inc.	17,524	$3,188,492

Consumer Discretionary - 4.8%
1-800-Flowers.com, Inc. - Class A (a)	96,353	474,057
Carter's, Inc.	24,451	736,709
KB Home	24,065	1,274,723
Matthews International Corp. - Class A	44,064	1,053,570
Sonos, Inc. (a)	73,140	790,643
Valvoline, Inc. (a)	36,636	1,387,405
Wolverine World Wide, Inc.	54,496	985,288
		6,702,395

Consumer Staples - 3.6%
Chefs' Warehouse, Inc. (a)	14,731	939,985
Guardian Pharmacy Services, Inc. - Class A (a)	34,282	730,550
Herbalife Ltd. (a)	63,416	546,646
Interparfums, Inc.	5,838	766,588
J & J Snack Foods Corp.	9,302	1,054,940
Nu Skin Enterprises, Inc. - Class A	37,469	299,377
TreeHouse Foods, Inc. (a)	33,203	644,802
		4,982,888

Energy - 4.4%
Ardmore Shipping Corp.	150,873	1,448,381
International Seaways, Inc.	24,696	900,910
Northern Oil & Gas, Inc.	37,981	1,076,761
Oceaneering International, Inc. (a)	86,232	1,786,727
Patterson-UTI Energy, Inc.	130,947	776,516
Ring Energy, Inc. (a)	186,302	147,924
		6,137,219

Financials - 13.3%
Baldwin Insurance Group, Inc. - Class A (a)	29,667	1,270,044
BankUnited, Inc.	31,052	1,105,141
Banner Corp.	17,217	1,104,471
Byline Bancorp, Inc.	74,362	1,987,696
Customers Bancorp, Inc. (a)	25,072	1,472,729
eHealth, Inc. (a)	33,607	146,190
Euronet Worldwide, Inc. (a)	19,560	1,982,993
First Interstate BancSystem, Inc. - Class A	37,625	1,084,353
National Bank Holdings Corp. - Class A	53,161	1,999,385
Old National Bancorp	38,664	825,090
Pacific Premier Bancorp, Inc.	37,278	786,193
Texas Capital Bancshares, Inc. (a)	11,075	879,355
United Community Banks, Inc. of Georgia	37,085	1,104,762
Veritex Holdings, Inc.	49,952	1,303,747
Voya Financial, Inc.	22,404	1,590,684
		18,642,833

Health Care - 13.1%
Acadia Healthcare Co., Inc. (a)	40,925	928,588
Charles River Laboratories International, Inc. (a)	6,988	1,060,289
Chemed Corp.	4,217	2,053,384
Cross Country Healthcare, Inc. (a)	57,959	756,365
Haemonetics Corp. (a)	25,236	1,882,858
HealthEquity, Inc. (a)	31,308	3,279,826
Merit Medical Systems, Inc. (a)	29,861	2,791,406
Pediatrix Medical Group, Inc. (a)	37,530	538,556
Perrigo Co. PLC	29,525	788,908
Prestige Consumer Healthcare, Inc. (a)	24,309	1,941,074
QuidelOrtho Corp. (a)	18,432	531,210
Supernus Pharmaceuticals, Inc. (a)	56,523	1,781,605
		18,334,069

Industrials - 24.9%
AerCap Holdings NV	31,103	3,639,051
Albany International Corp. - Class A	24,074	1,688,310
Alight, Inc. - Class A	134,404	760,727
Amentum Holdings, Inc. (a)	41,026	968,624
AZEK Co., Inc. (a)	50,298	2,733,696
Casella Waste Systems, Inc. - Class A (a)	15,974	1,843,080
Chart Industries, Inc. (a)	13,539	2,229,196
Dycom Industries, Inc. (a)	16,667	4,073,248
Flowserve Corp.	9,787	512,349
FTI Consulting, Inc. (a)	3,882	626,943
GXO Logistics, Inc. (a)	23,738	1,156,041
Hexcel Corp.	18,176	1,026,762
Huron Consulting Group, Inc. (a)	26,693	3,671,355
KBR, Inc.	31,889	1,528,759
Liquidity Services, Inc. (a)	51,348	1,211,299
Mercury Systems, Inc. (a)	34,803	1,874,489
Pursuit Attractions and Hospitality, Inc. (a)	46,987	1,354,635
Titan Machinery, Inc. (a)	29,381	582,038
Verra Mobility Corp. (a)	26,061	661,689
Wabash National Corp.	25,863	274,924
Westinghouse Air Brake Technologies Corp.	7,326	1,533,698
WillScot Holdings Corp.	34,385	942,149
		34,893,062

Information Technology - 19.5%
ACI Worldwide, Inc. (a)	60,862	2,794,174
Advanced Energy Industries, Inc.	22,291	2,953,557
ASGN, Inc. (a)	27,476	1,371,877
Belden, Inc.	22,087	2,557,675
Benchmark Electronics, Inc.	29,290	1,137,331
Box, Inc. - Class A (a)	63,634	2,174,374
Insight Enterprises, Inc. (a)	8,365	1,155,081
Itron, Inc. (a)	30,524	4,017,874
Knowles Corp. (a)	116,908	2,059,919
Littelfuse, Inc.	5,828	1,321,382
MACOM Technology Solutions Holdings, Inc. (a)	22,852	3,274,463
Novanta, Inc. (a)	10,199	1,314,957
Rogers Corp. (a)	6,796	465,390
Veeco Instruments, Inc. (a)	36,412	739,892
		27,337,946

Materials - 4.6%
Alamos Gold, Inc. - Class A	79,170	2,102,755
Axalta Coating Systems Ltd. (a)	34,781	1,032,648
Scotts Miracle-Gro Co.	20,804	1,372,232
Silgan Holdings, Inc.	36,239	1,963,429
		6,471,064

Utilities - 1.9%
ALLETE, Inc.	11,532	738,855
Unitil Corp.	37,472	1,954,165
		2,693,020
TOTAL COMMON STOCKS (Cost $93,126,884)		129,382,988

REAL ESTATE INVESTMENT TRUSTS - COMMON - 5.9%	Shares	Value
Financials - 1.6%
HA Sustainable Infrastructure Capital, Inc.	81,515	2,189,493

Real Estate - 4.3%
Agree Realty Corp.	17,757	1,297,326
Americold Realty Trust, Inc.	50,709	843,291
Armada Hoffler Properties, Inc.	93,627	643,217
Community Healthcare Trust, Inc.	48,484	806,289
Safehold, Inc.	21,951	341,558
STAG Industrial, Inc.	58,938	2,138,271
		6,069,952
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $10,055,776)		8,259,445

EXCHANGE TRADED FUNDS - 1.0%	Shares	Value
iShares Russell 2000 ETF	3,330	718,581
iShares Russell 2000 Value ETF	4,470	705,187
TOTAL EXCHANGE TRADED FUNDS (Cost $916,115)		1,423,768

TOTAL INVESTMENTS - 99.3% (Cost $104,098,775)		139,066,201
Money Market Deposit Account - 0.8% (b)		1,110,407
Liabilities in Excess of Other Assets - (0.1)%		(108,886)
TOTAL NET ASSETS - 100.0%		$140,067,722
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.